Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT [Abstract]
Financial instruments, measured at fair value
		Fair Value Measurements at Reporting Date Using
Items	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$223,793	$—	$223,793	$—
Total	$223,793	$—	$223,793	$—

		Fair Value Measurements at Reporting Date Using
Items	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$562,800	$—	$562,800	$—
Short-term investments	339,006	—	339,006	—
Total	$901,806	$—	$901,806	$—